Dividends - Additional Information (Details) - EUR (€) € / shares in Units, € in Thousands				1 Months Ended
	May 23, 2025	May 22, 2024	May 24, 2023	Jul. 31, 2023
Dividend [Line Items]
Dividends paid, per share	€ 0.054	€ 0.053	€ 0.054
Dividends paid	€ 14,737	€ 14,457	€ 14,294	€ 3,842
Dividend payable date	Jul. 17, 2025	Jul. 15, 2024	Jul. 17, 2023
Shareholders of record date	Jun. 05, 2025	Jun. 04, 2024	Jun. 06, 2023